Document and Entity Information	Sep. 24, 2019
Cover [Abstract]
Security Exchange Name	NASDAQ
Current Fiscal Year End Date	--11-03
Amendment Flag	false
Entity Central Index Key	0001730168
Document Type	8-K
Document Period End Date	Sep. 24, 2019
Entity Registrant Name	BROADCOM INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38449
Entity Tax Identification Number	35-2617337
Entity Address, Address Line One	1320 Ridder Park Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	433-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AVGO
Entity Emerging Growth Company	false